SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 27, 2013
Accounting Policies [Abstract]
Debt Instruments, Carrying Amount and Fair Values
The carrying amount and fair value of the ABL facility, OpCo Notes, and HoldCo Notes as of December 27, 2013 and December 28, 2012 were as follows (in thousands):

	Successor
	December 27, 2013		December 28, 2012
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL Facility	$115,000	$115,098	$127,500	$127,636
OpCo Notes	$318,347	$317,625	$321,494	$322,500
HoldCo Notes	$365,000	$398,763	$365,000	$394,200

Property and Equipment, Estimated Useful Lives
Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Schedule of Capitalized Software Amortization
During 2013, 2012 and 2011, amortization expense associated with capitalized software costs was as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Amortization expense of capitalized software costs	$3,001	$218	$2,387	$1,866

Schedule of Shipping and Handling Costs
Shipping and handling costs were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Shipping and handling costs	$72,238	$18,800	$41,241	$59,671

Schedule of Advertising Expense
Advertising expenses, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Advertising expenses, net of co-op advertising	$1,786	$381	$867	$1,298
Co-op advertising	$2,570	$651	$1,796	$2,567

Revenue from External Customers by Products and Services
The Company’s net sales by product category were as follows (in thousands):

	Successor		Predecessor
Product Category(1)	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
JanSan	$731,666	$155,489	$332,523	$457,393
Plumbing	284,024	84,296	195,780	275,557
Hardware, tools and fixtures	134,684	36,710	84,720	122,116
HVAC	127,619	35,605	90,299	121,531
Electrical and lighting	84,397	24,729	56,841	75,274
Appliances and parts	80,042	22,208	52,752	65,251
Security and safety	67,495	20,161	44,592	61,855
Other	88,128	25,395	60,245	70,507
Total	$1,598,055	$404,593	$917,752	$1,249,484
____________________

(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.